Reporting Entity and Group Information (Tables)	12 Months Ended
Dec. 31, 2023
Reporting Entity and Group Information [Abstract]
Schedule of Consolidated Financial Statements	The consolidated financial statements of ADSE include:
Dec. 31, 2023 Group companies	City	Country	Shareholding Direct or indirect
ADS-TEC Energy PLC	Dublin	Ireland	Parent company
ads-tec Energy GmbH	Nürtingen	Germany	100%
ads-tec Energy, Inc.	Sarasota	USA	100%
ads-tec Energy Service GmbH	Nürtingen	Germany	100%
ads-tec Energy Schweiz GmbH	Zurich	Switzerland	100%

Schedule of Reporting Date Shareholders	As of the reporting date shareholders of ADSE Holdco are as follows:
Shareholders	Ordinary shares	Percentage
Treasury shares	57,734	0.11%
ads-tec Holding GmbH	17,620,882	34.79%
Bosch Thermotechnik GmbH	8,062,451	15.92%
Robert Bosch GmbH	2,400,000	4.74%
Svelland Global Trading Master Fund	1,666,667	3.29%
Others	20,834,758	41.14%
Total	50,642,492	100%